Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income/(loss)		$ 934,173	$ (128,320)	$ (43,391)
Net income/(loss) from discontinued operations, net of tax		864,902	(91,793)	55,108
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of intangible assets and purchased video content in prepaid expense		12,461	14,386	38,842
Depreciation		23,495	25,466	28,225
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions		0	0	7,245
Share-based compensation expense		8,578	14,480	2,350
Impairment of long-term investment	[1]	215	384	23,154
Impairment of other intangible assets and other assets		1,758	4,156	5,903
Investment loss/(gain) from equity investments		(6,345)	465	(2,960)
Allowance for credit losses		7,970	4,884	4,725
Change in fair value of financial instruments		(2,470)	1,784	(1,185)
Others		(909)	(390)	(786)
Changes in assets and liabilities:
Accounts receivable		444	39,979	(13,152)
Prepaid and other assets		(2,770)	(10,276)	5,574
Accounts payable		(904)	(3,358)	(160)
Receipts in advance and deferred revenue		3,776	(96)	(3,689)
Tax liabilities		(4,968)	8,683	(2,253)
Deferred tax		26,239	102,626	11,202
Accrued liabilities and other short-term liabilities		(22,231)	(3,252)	(22,803)
Net cash provided by/(used in) continuing operating activities		113,610	163,394	(18,267)
Net cash provided by/(used in) discontinued operating activities		(175,888)	(68,187)	228,857
Net cash provided by/(used in) operating activities		(62,278)	95,207	210,590
Cash flows from investing activities:
Purchase of fixed assets		(6,718)	(6,339)	(15,081)
Purchase of intangible and other assets		(35,489)	(27,441)	(50,583)
Purchase of long-term investments		(15,891)	(114)	(12,290)
Purchase of time deposits		(188,215)	0	0
Proceeds from financial instruments		740,730	1,423,600	883,991
Purchase of financial instruments		(1,034,337)	(1,206,777)	(1,022,049)
Other cash proceeds related to investing activities		2,501	1,464	1,198
Net cash provided by/(used in) continuing investing activities		(537,419)	184,393	(214,814)
Net cash provided by/(used in) discontinued investing activities		1,054,148	235,374	(228,406)
Net cash provided by/(used in) investing activities		516,729	419,767	(443,220)
Cash flows from financing activities:
Proceeds from long-term bank loans		0	92,000	0
Proceeds from short-term bank loans		153,000	315,550	58,035
Exercise of share-based awards in subsidiaries		0	0	7
Repurchase of Sohu Ordinary Shares, represented by ADSs		(17,418)	0	0
Repayments of loans from banks		(560,550)	(113,952)	(371,973)
Acquisition of noncontrolling interests in Changyou Merger		0	(191,803)	0
Distribution of Changyou dividend to noncontrolling interest shareholders		0	0	(165,817)
Net cash provided by/(used in) continuing financing activities		(424,968)	101,795	(479,748)
Net cash used in discontinued financing activities		(9,132)	(8,209)	(33,415)
Net cash provided by/(used in) financing activities		(434,100)	93,586	(513,163)
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted time deposits		20,997	36,984	(10,047)
Net increase/(decrease) in cash, cash equivalents, restricted cash, and restricted time deposits		41,348	645,544	(755,840)
Cash, cash equivalents, restricted cash and restricted time deposits at beginning of year		959,570	314,026	1,069,866
Cash, cash equivalents, restricted cash and restricted time deposits at end of year		1,000,918	959,570	314,026
Less: Cash, cash equivalents, restricted cash and restricted time deposits of discontinued operations, end of year		0	310,203	147,834
Cash, cash equivalents, restricted cash and restricted time deposits of continuing operations, end of year		1,000,918	649,367	166,192
Supplemental cash flow disclosures from continuing operations:
Cash paid for income taxes		(46,145)	(35,705)	(27,781)
Cash paid for interest expense		(7,633)	(3,778)	(12,947)
Barter transactions		5,086	4,039	4,357
Supplemental schedule of non-cash investing activity from continuing operations:
Changes in payables and other liabilities related to fixed assets and intangible assets additions		$ (19,391)	$ (20,964)	$ (24,568)

[1]	In the fourth quarter of 2019, the Sohu Group recognized impairment losses of $23.2 million for equity investments.